Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property and Equipment, Net
Property plant and equipment, gross			¥ 247,588		¥ 552,008
Less: accumulated depreciation			(61,170)		(157,110)
Net book value	$ 57,436		186,418		394,898
Depreciation expenses	$ 14,503	¥ 99,714	38,356	¥ 18,868
Leasehold improvements
Property and Equipment, Net
Property plant and equipment, gross			21,052		51,186
Furniture, fixtures and office equipment
Property and Equipment, Net
Property plant and equipment, gross			2,240		3,482
Vehicles
Property and Equipment, Net
Property plant and equipment, gross			912		1,964
Servers and computers
Property and Equipment, Net
Property plant and equipment, gross			208,828		481,695
Others
Property and Equipment, Net
Property plant and equipment, gross			¥ 14,556		¥ 13,681